March 28, 2016

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

CCA Investments Trust, File Nos. 333-184138 and 811- 2275

Dear Sir/Madam:

On behalf of CCA Investments Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 8 to the Trust’s Registration Statement under the Securities Act of 1933.  The Amendment is filed pursuant to Rule 485(b) promulgated under the Securities Act of 1933.  The main purpose of this filing is to provide current financial statements, respond to comments from the SEC staff and provide other updating information for CCA Aggressive Return Fund and CCA Core Return Fund.  We believe that this update does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions, please contact Cassandra Borchers at (513) 352-6632.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP